Corporate Income Fund	07/01/2007 - 06/30/2008

ICA File Number: 811-07353
Reporting Period: 07/01/2007 - 06/30/2008
T. Rowe Price Corporate Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Gregory K. Hinkle
4515 Painters Mill Road
Owings Mills, Maryland 21117-4903

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 5/31

Date of reporting period: 7/1/07 to 6/30/08

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Corporate Income Fund, Inc.

By (Signature and Title) /s/ Gregory K. Hinkle
Gregory K. Hinkle, Principal Financial Officer

Date August 26, 2008

============================ CORPORATE INCOME FUND =============================

ENERGY EAST CORPORATION

Ticker:       EAS            Security ID:  29266M109
Meeting Date: NOV 20, 2007   Meeting Type: Special
Record Date:  SEP 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

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